Financing Receivables (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivables on Non-accrual Status
Total Receivables	$ 231	$ 191
Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	53	59
Lease receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	13	25
Lease receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	40	34
Loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	178	132
Loan receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	27	40
Loan receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	$ 151	$ 92